Schedule of Investments (unaudited)
December 31, 2024
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
AGL CLO 3 Ltd., Series 2020-3A, Class A, (3-mo. CME Term SOFR + 1.56%), 6.22%, 01/15/33(a)(b)	USD	250	$ 250,134
American Express Credit Account Master Trust
Series 2022-1, Class A, 2.21%, 03/15/27		1,211	1,205,313
Series 2022-2, Class A, 3.39%, 05/15/27		3,560	3,544,183
Series 2022-3, Class A, 3.75%, 08/15/27		3,741	3,723,776
AmeriCredit Automobile Receivables Trust
Series 2021-3, Class A3, 0.76%, 08/18/26		14	13,967
Series 2022-1, Class A3, 2.45%, 11/18/26		160	159,572
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 6.18%, 04/28/37(a)(b)		865	872,180
ARI Fleet Lease Trust
Series 2024-A, Class A2, 5.30%, 11/15/32(a)		256	257,209
Series 2024-B, Class A2, 5.54%, 04/15/33(a)		120	120,991
BA Credit Card Trust
Series 2022-A1, Class A1, 3.53%, 11/15/27		3,668	3,651,137
Series 2022-A2, Class A2, 5.00%, 04/15/28		822	826,209
Series 2024-A1, Class A, 4.93%, 05/15/29		1,383	1,396,366
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 5.98%, 01/20/31(a)(b)		220	220,010
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.93%, 04/30/31(a)(b)		281	281,171
BMW Vehicle Owner Trust
Series 2022-A, Class A3, 3.21%, 08/25/26		892	888,088
Series 2023-A, Class A3, 5.47%, 02/25/28		629	634,783
Canyon CLO Ltd., Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.62%, 10/15/34(a)(b)		250	251,473
Capital One Multi-Asset Execution Trust, Series 2022-A1, Class A1, 2.80%, 03/15/27		3,331	3,318,571
Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3, 3.66%, 05/17/27		1,407	1,399,756
CarMax Auto Owner Trust
Series 2022-2, Class A3, 3.49%, 02/16/27		1,338	1,333,177
Series 2022-3, Class A3, 3.97%, 04/15/27		847	844,503
Chase Issuance Trust, Series 2023-A1, Class A, 5.16%, 09/15/28		2,680	2,711,536
Chesapeake Funding II LLC
Series 2023-2A, Class A1, 6.16%, 10/15/35(a)		286	290,513
Series 2024-1A, Class A1, 5.52%, 05/15/36(a)		502	507,219
CNH Equipment Trust
Series 2022-B, Class A3, 3.89%, 08/16/27		468	465,964
Series 2024-A, Class A3, 4.77%, 06/15/29		452	453,572
College Ave Student Loans LLC
Series 2021-B, Class A1, (1-mo. CME Term SOFR + 0.91%), 5.50%, 06/25/52(a)(b)		168	167,614
Series 2021-C, Class B, 2.72%, 07/26/55(a)		76	68,063
Series 2023-A, Class A1, (SOFR (30-day) + 1.90%), 6.47%, 05/25/55(a)(b)		402	410,773
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class A, 4.60%, 06/15/32(a)		301	301,304
Series 2022-3A, Class A, 6.57%, 10/15/32(a)		326	327,400
Dryden 36 Senior Loan Fund, Series 2014-36A, Class AR3, (3-mo. CME Term SOFR + 1.28%), 5.94%, 04/15/29(a)(b)		62	62,242
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/45(a)		57	52,378
ELFI Graduate Loan Program LLC
Series 2022-A, Class A, 4.51%, 08/26/47(a)		425	407,499
Series 2023-A, Class A, 6.37%, 02/04/48(a)		410	416,638
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO III Ltd., Series 2019-3A, Class A2RR, (3-mo. CME Term SOFR + 1.60%), 6.23%, 07/18/37(a)(b)	USD	425	$ 425,004
Enterprise Fleet Financing LLC
Series 2023-2, Class A2, 5.56%, 04/22/30(a)		646	651,923
Series 2024-1, Class A2, 5.23%, 03/20/30(a)		394	396,830
Series 2024-1, Class A3, 5.16%, 09/20/30(a)		50	50,534
Series 2024-3, Class A3, 4.98%, 08/21/28(a)		200	201,180
Series 2024-3, Class A4, 5.06%, 03/20/31(a)		66	66,308
Series 2024-4, Class A3, 4.56%, 11/20/28(a)		182	181,192
Series 2024-4, Class A4, 4.70%, 06/20/31(a)		50	49,671
Fairstone Financial Issuance Trust, Series 2020-1A, Class A, 2.51%, 10/20/39(a)	CAD	73	50,786
Ford Credit Auto Owner Trust
Series 2022-B, Class A4, 3.93%, 08/15/27	USD	417	415,000
Series 2023-1, Class A, 4.85%, 08/15/35(a)		1,380	1,385,500
Series 2023-2, Class A, 5.28%, 02/15/36(a)		1,125	1,145,418
Series 2023-A, Class A3, 4.65%, 02/15/28		201	201,252
Series 2024-1, Class A, 4.87%, 08/15/36(a)(c)		739	740,207
Series 2024-A, Class A3, 5.09%, 12/15/28		1,900	1,917,079
Ford Credit Floorplan Master Owner Trust A
Series 2018-4, Class A, 4.06%, 11/15/30		907	886,136
Series 2023-1, Class A1, 4.92%, 05/15/28(a)		1,246	1,251,975
Series 2023-1, Class A2, (SOFR (30-day) + 1.25%), 5.85%, 05/15/28(a)(b)		260	262,877
Series 2023-1, Class B, 5.31%, 05/15/28(a)		280	281,237
Series 2024-2, Class A, 5.24%, 04/15/31(a)		545	554,920
Foundation Finance Trust, Series 2024-1A, Class A, 5.50%, 12/15/49(a)		307	309,635
FS Rialto Issuer Ltd., Series 2021-FL2, Class A, (1-mo. CME Term SOFR + 1.33%), 5.73%, 05/16/38(a)(b)		223	223,630
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A4, 1.51%, 04/17/28		277	269,021
Series 2022-2, Class A3, 3.10%, 02/16/27		429	426,073
Series 2022-2, Class A4, 3.25%, 04/17/28		629	619,485
Series 2022-3, Class A4, 3.71%, 12/16/27		887	878,092
Series 2023-4, Class A3, 5.78%, 08/16/28		668	679,308
Series 2024-4, Class A3, 4.40%, 08/16/29		1,103	1,099,678
GM Financial Revolving Receivables Trust
Series 2023-2, Class A, 5.77%, 08/11/36(a)		1,031	1,068,393
Series 2024-1, Class A, 4.98%, 12/11/36(a)		284	286,418
Series 2024-2, Class A, 4.52%, 03/11/37(a)		824	814,294
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/48(a)		124	95,008
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		51	40,023
Series 2022-1GS, Class A, 2.70%, 01/20/49(a)		93	76,904
Series 2022-2CS, Class A, 4.00%, 04/20/49(a)		70	61,203
Series 2023-1GS, Class A, 5.52%, 02/22/55(a)		309	293,813
Series 2023-3C, Class A, 6.50%, 07/20/55(a)		230	228,459
GreatAmerica Leasing Receivables Funding LLC, Series 2024-2, Class A2, 5.28%, 03/15/27(a)		233	234,791
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3, 5.67%, 06/21/28		937	951,900
Hyundai Auto Receivables Trust
Series 2021-C, Class A3, 0.74%, 05/15/26		73	72,852
Series 2022-B, Class A3, 3.72%, 11/16/26		253	252,522
Series 2023-A, Class A3, 4.58%, 04/15/27		937	937,067
Series 2023-B, Class A3, 5.48%, 04/17/28		1,424	1,439,579
Series 2023-C, Class A3, 5.54%, 10/16/28		1,087	1,103,022
Series 2024-A, Class A3, 4.99%, 02/15/29		966	973,171
Series 2024-C, Class A3, 4.41%, 05/15/29		1,622	1,615,271
John Deere Owner Trust
Series 2023-B, Class A3, 5.18%, 03/15/28		529	533,368

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
John Deere Owner Trust
Series 2024-A, Class A3, 4.96%, 11/15/28	USD	981	$ 988,551
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95%, 11/15/28		760	774,034
MMAF Equipment Finance LLC, Series 2024-A, Class A3, 4.95%, 07/14/31(a)		150	150,246
Navient Private Education Loan Trust, Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 5.41%, 11/15/68(a)(b)		899	895,945
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		149	145,250
Series 2019-GA, Class A, 2.40%, 10/15/68(a)		63	60,717
Series 2020-BA, Class A2, 2.12%, 01/15/69(a)		249	234,662
Series 2020-DA, Class A, 1.69%, 05/15/69(a)		302	281,251
Series 2020-FA, Class A, 1.22%, 07/15/69(a)		428	395,132
Series 2020-IA, Class A1A, 1.33%, 04/15/69(a)		639	578,479
Series 2021-A, Class A, 0.84%, 05/15/69(a)		54	48,540
Series 2021-BA, Class A, 0.94%, 07/15/69(a)		338	303,011
Series 2022-BA, Class A, 4.16%, 10/15/70(a)		795	762,713
Navient Student Loan Trust, Series 2023-BA, Class A1B, (SOFR (30-day) + 1.70%), 6.30%, 03/15/72(a)(b)		235	235,967
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 04/25/29(a)		390	394,282
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 08/25/28(a)		167	168,524
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		447	414,167
Series 2021-CA, Class AFL, (1-mo. CME Term SOFR + 0.85%), 5.23%, 04/20/62(a)(b)		332	330,377
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 5.84%, 10/15/29(a)(b)		280	280,590
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.91%, 11/15/27		2,002	2,008,462
OCP CLO Ltd.
Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 6.31%, 10/18/37(a)(b)		260	261,332
Series 2020-19A, Class BR, (3-mo. CME Term SOFR + 1.96%), 6.58%, 10/20/34(a)(b)		250	251,326
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.98%, 10/18/37(a)(b)		420	421,636
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class A, 0.87%, 07/14/28(a)		584	575,301
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		402	384,621
Series 2023-1A, Class A, 5.50%, 06/14/38(a)		150	152,506
OZLM XXII Ltd., Series 2018-22A, Class A2, (3-mo. CME Term SOFR + 1.76%), 6.41%, 01/17/31(a)(b)		250	250,194
Pagaya AI Technology in Housing Trust, Series 2023-1, Class A, 3.60%, 10/25/40(a)		495	461,592
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.04%, 01/17/31(a)(b)		107	107,185
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.06%), 5.68%, 07/20/29(a)(b)		123	123,565
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.88%, 10/20/31(a)(b)		264	264,569
PFS Financing Corp.
Series 2022-D, Class A, 4.27%, 08/15/27(a)		706	704,585
Security		Par (000)	Value
Asset-Backed Securities (continued)
PFS Financing Corp.
Series 2023-A, Class A, 5.80%, 03/15/28(a)	USD	1,030	$ 1,044,600
Series 2023-C, Class A, 5.52%, 10/15/28(a)		432	438,178
Series 2024-D, Class A, 5.34%, 04/15/29(a)		115	116,521
Pikes Peak CLO 8, Series 2021-8A, Class B, (3-mo. CME Term SOFR + 2.01%), 6.63%, 07/20/34(a)(b)		250	251,540
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/30(a)		2,163	2,156,297
Prodigy Finance DAC, Series 2021-1A, Class A, (1-mo. CME Term SOFR + 1.36%), 5.70%, 07/25/51(a)(b)		42	41,548
Progress Residential Trust, Series 2021-SFR10, Class A, 2.39%, 12/17/40(a)		477	435,349
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 03/17/31(a)		31	30,761
Series 2024-1, Class A, 5.83%, 07/15/36(a)		103	105,063
Series 2024-2, Class A, 5.11%, 12/15/33(a)		100	100,149
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02%, 09/15/28		896	905,449
SLM Student Loan Trust, Series 2013-4, Class A, (SOFR (30-day) + 0.66%), 5.23%, 06/25/43(b)		121	120,141
SMB Private Education Loan Trust
Series 2016-B, Class A2B, (1-mo. CME Term SOFR + 1.56%), 5.96%, 02/17/32(a)(b)		30	29,660
Series 2017-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 5.41%, 09/15/34(a)(b)		211	211,302
Series 2019-B, Class A2B, (1-mo. CME Term SOFR + 1.11%), 5.51%, 06/15/37(a)(b)		469	469,401
Series 2021-A, Class A2A1, (1-mo. CME Term SOFR + 0.84%), 5.24%, 01/15/53(a)(b)		678	669,199
Series 2021-A, Class APL, (1-mo. CME Term SOFR + 0.84%), 5.24%, 01/15/53(a)(b)		797	786,205
Series 2022-A, Class APT, 2.85%, 11/16/54(a)		552	507,980
Series 2022-B, Class A1A, 3.94%, 02/16/55(a)		569	544,086
Series 2023-B, Class A1B, (SOFR (30-day) + 1.80%), 6.40%, 10/16/56(a)(b)		631	646,981
Series 2023-C, Class A1A, 5.67%, 11/15/52(a)		140	141,607
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 6.05%, 03/15/56(a)(b)		706	719,610
Series 2024-C, Class A1A, 5.50%, 06/17/52(a)		1,124	1,130,345
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		158	159,329
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		278	279,793
SoFi Professional Loan Program Trust
Series 2020-A, Class A2FX, 2.54%, 05/15/46(a)		149	141,528
Series 2020-C, Class AFX, 1.95%, 02/15/46(a)		209	192,972
Toyota Auto Loan Extended Note Trust
Series 2023-1A, Class A, 4.93%, 06/25/36(a)		1,000	1,008,585
Series 2024-1A, Class A, 5.16%, 11/25/36(a)		1,117	1,134,336
Toyota Auto Receivables Owner Trust
Series 2022-B, Class A3, 2.93%, 09/15/26		502	498,894
Series 2022-B, Class A4, 3.11%, 08/16/27		573	563,869
Series 2023-C, Class A3, 5.16%, 04/17/28		340	342,659
Verizon Master Trust
Series 2024-1, Class A1A, 5.00%, 12/20/28		1,783	1,792,095
Series 2024-2, Class A, 4.83%, 12/22/31(a)		266	266,815
Series 2024-8, Class A1A, 4.62%, 11/20/30		1,042	1,041,019
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 06/22/26		150	149,633

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/29	USD	1,902	$ 1,920,104
Whitebox CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.96%, 07/24/36(a)(b)		410	410,808
Total Asset-Backed Securities — 26.0% (Cost: $93,589,223)			93,447,016
Corporate Bonds
Aerospace & Defense — 0.8%
BAE Systems PLC, 5.00%, 03/26/27(a)		425	426,808
L3Harris Technologies, Inc.
5.40%, 01/15/27		569	575,993
5.05%, 06/01/29		495	494,887
RTX Corp.
2.65%, 11/01/26		38	36,785
3.50%, 03/15/27		470	458,434
3.13%, 05/04/27		770	743,236
			2,736,143
Automobiles — 0.4%
BMW U.S. Capital LLC, 4.65%, 08/13/29(a)		475	466,234
Traton Finance Luxembourg SA
4.13%, 11/22/25(d)	EUR	100	104,444
(3-mo. EURIBOR + 1.00%), 4.22%, 01/21/26(b)(d)		500	520,462
3.75%, 03/27/27(d)		300	314,676
			1,405,816
Banks — 8.0%
Bank of America Corp.
1.32%, 06/19/26	USD	2,942	2,893,962
2.55%, 02/04/28		415	395,684
6.20%, 11/10/28		1,235	1,278,611
5.82%, 09/15/29		166	170,099
Series N, 1.66%, 03/11/27		1,055	1,016,583
Barclays PLC, 5.69%, 03/12/30		590	595,717
Citigroup, Inc.
3.11%, 04/08/26		507	504,557
5.61%, 09/29/26		2,083	2,094,221
3.20%, 10/21/26		1,190	1,157,266
5.17%, 02/13/30		370	369,719
4.54%, 09/19/30		525	510,142
Goldman Sachs Bank U.S.A., 5.41%, 05/21/27		204	205,591
JPMorgan Chase & Co.
2.08%, 04/22/26		1,040	1,031,067
1.05%, 11/19/26		915	885,674
3.96%, 01/29/27		97	96,246
6.07%, 10/22/27		1,036	1,060,317
3.78%, 02/01/28		149	145,840
5.57%, 04/22/28		585	594,936
4.98%, 07/22/28		1,999	2,005,361
5.30%, 07/24/29		1,213	1,225,197
6.09%, 10/23/29		622	645,164
5.00%, 07/22/30		1,010	1,005,632
Morgan Stanley Bank N.A.
4.45%, 10/15/27		825	819,529
4.95%, 01/14/28		915	916,315
4.97%, 07/14/28		765	767,484
NatWest Group PLC, 7.47%, 11/10/26		433	441,955
Royal Bank of Canada
4.88%, 01/12/26		302	302,817
4.95%, 02/01/29		50	50,103
Security		Par (000)	Value
Banks (continued)
Truist Financial Corp.
6.05%, 06/08/27	USD	667	$ 677,974
5.44%, 01/24/30		275	277,427
U.S. Bancorp, 5.38%, 01/23/30		285	287,354
Wells Fargo & Co.
4.54%, 08/15/26		55	54,890
5.71%, 04/22/28		165	167,714
3.58%, 05/22/28		440	426,379
5.57%, 07/25/29		1,807	1,834,638
6.30%, 10/23/29		325	338,222
5.20%, 01/23/30		260	260,740
Westpac Banking Corp., 4.18%, 05/22/28(a)		1,205	1,185,574
			28,696,701
Biotechnology — 0.6%
AbbVie, Inc.
4.80%, 03/15/29		381	380,712
3.20%, 11/21/29		155	143,863
Amgen, Inc.
2.60%, 08/19/26		815	788,266
4.05%, 08/18/29		435	418,840
Gilead Sciences, Inc., 4.80%, 11/15/29		405	404,170
			2,135,851
Capital Markets — 3.8%
Blackstone Private Credit Fund, 5.60%, 11/22/29(a)		425	419,604
Blue Owl Credit Income Corp., 6.60%, 09/15/29(a)		150	152,996
Goldman Sachs Group, Inc. (The)
3.85%, 01/26/27		687	674,168
1.95%, 10/21/27		1,748	1,658,464
2.64%, 02/24/28		565	538,875
3.69%, 06/05/28		682	662,401
4.48%, 08/23/28		940	929,123
5.05%, 07/23/30		1,060	1,053,701
Jefferies GmbH, (3-mo. ESTR + 0.80%), 4.18%, 07/22/26(b)(d)	EUR	500	516,371
Morgan Stanley
3.88%, 01/27/26	USD	2,050	2,034,138
1.59%, 05/04/27		1,214	1,163,657
0.41%, 10/29/27	EUR	572	566,828
6.30%, 10/18/28	USD	450	466,550
5.66%, 04/18/30		415	422,455
5.04%, 07/19/30		1,606	1,600,454
UBS AG, 5.00%, 07/09/27		491	493,879
UBS Group AG, 0.25%, 11/05/28(d)	EUR	294	281,970
			13,635,634
Consumer Finance — 0.7%
Capital One Financial Corp.
4.99%, 07/24/26	USD	300	299,763
6.31%, 06/08/29		343	354,181
Ford Motor Credit Co. LLC
5.80%, 03/05/27		455	459,292
4.95%, 05/28/27		215	213,040
7.35%, 11/04/27		670	701,542
General Motors Financial Co., Inc.
2.35%, 02/26/27		340	322,167
5.55%, 07/15/29		152	153,664
Toyota Motor Credit Corp., 4.55%, 08/09/29		80	79,021
			2,582,670
Containers & Packaging — 0.0%
Sonoco Products Co., 2.25%, 02/01/27		121	114,432

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs — 3.4%
American Tower Corp.
3.38%, 10/15/26	USD	1,336	$ 1,304,963
3.65%, 03/15/27		531	518,457
3.55%, 07/15/27		516	500,211
5.00%, 01/31/30		95	94,453
Crown Castle, Inc.
1.05%, 07/15/26		618	583,910
5.00%, 01/11/28		153	152,864
Equinix, Inc.
1.45%, 05/15/26		125	119,549
2.90%, 11/18/26		672	648,605
1.80%, 07/15/27		1,027	954,767
1.55%, 03/15/28		213	191,855
2.00%, 05/15/28		300	272,981
GLP Capital LP/GLP Financing II, Inc., 5.38%, 04/15/26		1,985	1,985,030
VICI Properties LP
4.38%, 05/15/25		2,479	2,471,972
4.75%, 02/15/28		324	321,276
4.95%, 02/15/30		410	401,883
VICI Properties LP/VICI Note Co., Inc.
4.63%, 06/15/25(a)		538	535,885
4.25%, 12/01/26(a)		500	491,703
3.88%, 02/15/29(a)		75	70,672
4.63%, 12/01/29(a)		730	699,220
			12,320,256
Diversified Telecommunication Services — 0.1%
NTT Finance Corp.
4.37%, 07/27/27(a)		275	272,613
1.59%, 04/03/28(a)		200	180,262
			452,875
Electric Utilities — 2.3%
AEP Texas, Inc.
3.95%, 06/01/28		110	106,289
5.45%, 05/15/29		630	638,108
Duke Energy Corp.
2.65%, 09/01/26		409	395,897
4.85%, 01/05/29		1,089	1,083,960
Edison International, 4.70%, 08/15/25		380	379,630
Eversource Energy
4.75%, 05/15/26		285	284,770
2.90%, 03/01/27		353	338,839
5.45%, 03/01/28		245	248,192
Exelon Corp.
5.15%, 03/15/28		169	169,984
5.15%, 03/15/29		270	271,362
FirstEnergy Corp.
Series B, 3.90%, 07/15/27		230	223,972
Series B, 2.25%, 09/01/30		395	338,755
FirstEnergy Transmission LLC, 4.55%, 01/15/30(a)		175	170,366
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/28		112	101,390
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/29(a)		500	494,907
Pacific Gas & Electric Co.
3.45%, 07/01/25		255	253,005
(3-mo. SOFR Index + 0.95%), 5.39%, 09/04/25(b)		720	721,202
San Diego Gas & Electric Co., 4.95%, 08/15/28		138	138,604
Southern California Edison Co.
5.65%, 10/01/28		110	112,602
5.15%, 06/01/29		122	122,714
Southern Co. (The), 5.50%, 03/15/29		810	826,422
Texas Electric Market Stabilization Funding N LLC, Series A-1, 4.27%, 08/01/34(a)		296	285,963
Security		Par (000)	Value
Electric Utilities (continued)
Vistra Operations Co. LLC
5.05%, 12/30/26(a)	USD	120	$ 120,105
3.70%, 01/30/27(a)		265	257,933
			8,084,971
Electrical Equipment — 0.0%
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 3.40%, 05/01/30		39	35,731
Prysmian SpA, 3.63%, 11/28/28(d)	EUR	110	114,942
			150,673
Financial Services — 0.8%
Fidelity National Information Services, Inc.
1.15%, 03/01/26	USD	349	334,777
1.65%, 03/01/28		225	203,433
Glencore Funding LLC
6.13%, 10/06/28(a)		423	436,195
5.37%, 04/04/29(a)		1,020	1,028,024
TER Finance Jersey Ltd., Series 22, 0.00%, 10/02/25(a)(e)		580	548,917
Worldline SA
4.13%, 09/12/28(d)	EUR	200	204,314
5.25%, 11/27/29(d)		100	105,544
			2,861,204
Food Products — 0.0%
General Mills, Inc., 5.24%, 11/18/25	USD	109	109,001
Ground Transportation — 0.3%
Canadian Pacific Railway Co., 4.00%, 06/01/28		114	110,946
Norfolk Southern Corp., 2.90%, 06/15/26		145	141,631
Ryder System, Inc., 2.85%, 03/01/27		370	355,098
Uber Technologies, Inc., 4.30%, 01/15/30		410	396,753
			1,004,428
Health Care Equipment & Supplies — 0.2%
Edwards Lifesciences Corp., 4.30%, 06/15/28		12	11,742
Sartorius Finance BV, 4.25%, 09/14/26(d)	EUR	500	528,773
			540,515
Health Care Providers & Services — 0.9%
Elevance Health, Inc., 5.15%, 06/15/29	USD	475	477,594
HCA, Inc.
5.25%, 06/15/26		590	591,430
5.38%, 09/01/26		1,022	1,025,066
5.63%, 09/01/28		740	749,834
4.13%, 06/15/29		420	400,601
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25		114	110,463
			3,354,988
Health Care REITs — 0.0%
Healthpeak OP LLC, 1.35%, 02/01/27		10	9,323
Insurance — 0.1%
Marsh & McLennan Cos., Inc., 4.55%, 11/08/27		270	269,791
IT Services — 0.1%
Global Payments, Inc.
1.20%, 03/01/26		282	270,330
4.80%, 04/01/26		249	248,413
			518,743
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26		1,335	1,360,431
4.20%, 03/15/28		813	785,902

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	USD	332	$ 292,734
Informa PLC, 2.13%, 10/06/25(d)	EUR	437	449,620
			2,888,687
Metals & Mining — 0.1%
Anglo American Capital PLC, 3.75%, 06/15/29(d)		380	401,889
Multi-Utilities — 0.2%
Engie SA, 3.63%, 12/06/26(d)		300	315,704
National Grid North America, Inc., 4.15%, 09/12/27(d)		290	309,955
Sempra, 3.30%, 04/01/25	USD	148	147,393
			773,052
Oil, Gas & Consumable Fuels — 3.2%
Canadian Natural Resources Ltd., 5.00%, 12/15/29(a)		300	296,658
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		600	563,296
Cheniere Energy Partners LP, 4.50%, 10/01/29		1,201	1,162,783
Diamondback Energy, Inc.
3.50%, 12/01/29		493	458,519
5.15%, 01/30/30		480	481,020
Enbridge, Inc., 5.25%, 04/05/27		330	333,927
Energy Transfer LP
4.20%, 04/15/27		126	124,321
5.50%, 06/01/27		735	744,439
6.10%, 12/01/28		827	858,980
Eni SpA, 1.25%, 05/18/26(d)	EUR	186	188,912
EQT Corp.
3.90%, 10/01/27	USD	382	371,452
7.00%, 02/01/30		29	30,800
Marathon Petroleum Corp., 4.70%, 05/01/25		235	234,730
MPLX LP, 1.75%, 03/01/26		886	855,416
Occidental Petroleum Corp., 5.00%, 08/01/27		520	520,247
ONEOK, Inc., 5.55%, 11/01/26		490	496,103
Sabine Pass Liquefaction LLC
5.63%, 03/01/25		253	253,097
5.88%, 06/30/26		1,198	1,209,387
5.00%, 03/15/27		101	101,210
4.20%, 03/15/28		517	504,773
Targa Resources Corp., 5.20%, 07/01/27		527	530,098
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30		1,200	1,203,774
			11,523,942
Passenger Airlines — 0.4%
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(a)		545	530,869
Delta Air Lines, Inc., 7.00%, 05/01/25(a)		970	974,101
			1,504,970
Pharmaceuticals — 0.1%
Bayer AG, 4.00%, 08/26/26(d)	EUR	280	294,679
Retail REITs — 0.1%
Realty Income Corp., 3.25%, 06/15/29	USD	258	240,399
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc., 5.05%, 07/12/27		274	276,538
Microchip Technology, Inc., 5.05%, 03/15/29		445	444,087
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 2.70%, 05/01/25		655	649,740
			1,370,365
Software — 0.5%
AppLovin Corp., 5.13%, 12/01/29		375	374,083
Oracle Corp.
2.65%, 07/15/26		408	395,553
Security		Par (000)	Value
Software (continued)
Oracle Corp.
3.25%, 11/15/27	USD	738	$ 709,557
Workday, Inc., 3.50%, 04/01/27		278	270,987
			1,750,180
Tobacco — 0.9%
Altria Group, Inc.
6.20%, 11/01/28		399	414,699
4.80%, 02/14/29		1,020	1,007,839
BAT Capital Corp.
3.56%, 08/15/27		301	291,247
2.26%, 03/25/28		488	448,327
BAT International Finance PLC
1.67%, 03/25/26		91	87,546
4.45%, 03/16/28		277	272,536
5.93%, 02/02/29		692	712,473
			3,234,667
Wireless Telecommunication Services — 1.2%
Rogers Communications, Inc.
2.90%, 11/15/26		60	57,935
3.20%, 03/15/27		825	797,016
5.00%, 02/15/29		435	432,228
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25(a)		25	24,986
T-Mobile U.S.A., Inc.
1.50%, 02/15/26		260	250,835
2.63%, 04/15/26		981	956,000
3.75%, 04/15/27		147	143,613
4.75%, 02/01/28		750	745,321
2.05%, 02/15/28		1,078	989,969
			4,397,903
Total Corporate Bonds — 30.4% (Cost: $109,231,433)			109,364,748
Foreign Government Obligations
Canada — 0.3%
Ontario Teachers’ Finance Trust, 4.25%, 04/25/28(a)		965	953,606
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%, 01/23/31		0(f)	3
Total Foreign Government Obligations — 0.3% (Cost: $964,268)			953,609
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.3%
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)(c)		414	413,365
Angel Oak Mortgage Trust
Series 2020-2, Class A1A, 2.53%, 01/26/65(a)(b)		119	109,623
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(b)		265	243,690
Series 2023-6, Class A1, 6.50%, 12/25/67(a)(c)		162	163,863
Arroyo Mortgage Trust, Series 2022-2, Class A1, 4.95%, 07/25/57(a)(c)		228	226,724
Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(c)		384	384,814
BRAVO Residential Funding Trust, Series 2023-NQM6, Class A1, 6.60%, 09/25/63(a)(c)		354	357,869
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/49(a)(b)		133	118,179

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust, Series 2022-3, Class A1, 3.90%, 02/25/67(a)(b)	USD	113	$ 107,184
Credit Suisse Mortgage Capital Trust, Series 2022-ATH1, Class A1A, 2.87%, 01/25/67(a)(b)		239	226,569
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, (1-mo. CME Term SOFR + 0.96%), 5.30%, 03/25/50(a)(b)		387	365,104
Series 2021-12, Class A19, 5.00%, 11/25/51(a)(b)		603	576,930
GCAT Trust, Series 2021-NQM7, Class A1, 1.92%, 08/25/66(a)(b)		190	173,473
Homes Trust
Series 2023-NQM2, Class A1, 6.46%, 02/25/68(a)(c)		430	432,437
Series 2024-NQM2, Class A1, 5.72%, 10/25/69(a)(c)		532	531,604
Homeward Opportunities Fund I Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(a)(c)		167	165,058
JPMorgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 06/25/29(a)(b)		142	138,948
Series 2022-INV3, Class A3B, 3.00%, 09/25/52(a)(b)		342	283,708
Series 2023-DSC1, Class A1, 4.63%, 07/25/63(a)(b)		348	337,540
Series 2024-2, Class A3, 6.00%, 08/25/54(a)(b)		114	113,721
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)		400	333,753
MFA Trust
Series 2021-INV2, Class A1, 1.91%, 11/25/56(a)(b)		244	211,873
Series 2023-INV2, Class A1, 6.78%, 10/25/58(a)(c)		145	146,842
Series 2023-NQM3, Class A1, 6.62%, 07/25/68(a)(c)		372	375,309
Mill City Mortgage Loan Trust, Series 2017-3, Class A1, 2.75%, 01/25/61(a)(b)		36	35,831
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B, 3.50%, 10/25/59(a)(b)		276	256,809
OBX Trust
Series 2020-EXP3, Class 2A1B, (1-mo. CME Term SOFR + 1.01%), 5.35%, 01/25/60(a)(b)		646	652,027
Series 2022-INV3, Class A1, 3.00%, 02/25/52(a)(b)		180	149,139
Series 2023-NQM6, Class A1, 6.52%, 07/25/63(a)(c)		435	439,575
Preston Ridge Partners Mortgage LLC, Series 2024-RCF1, Class A1, 4.00%, 01/25/54(a)(c)		92	89,907
Preston Ridge Partners Mortgage Trust, Series 2024-NQM2, Class A1, 6.33%, 06/25/69(a)(c)		101	101,480
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		299	258,301
Series 2023-AFC3, Class A1, 6.58%, 09/25/58(a)(c)		391	394,393
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		412	343,153
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, 4.52%, 11/25/63(a)(b)		507	497,682
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(a)(c)		134	133,618
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/65(a)(b)		120	115,766
Towd Point Mortgage Trust
Series 2015-1, Class A5, 4.75%, 10/25/53(a)(b)		410	407,831
Series 2018-1, Class A1, 3.00%, 01/25/58(a)(b)		162	158,919
Series 2018-2, Class A1, 3.25%, 03/25/58(a)(b)		445	436,979
Series 2018-6, Class A1A, 3.75%, 03/25/58(a)(b)		426	421,609
Verus Securitization Trust
Series 2022-1, Class A1, 2.72%, 01/25/67(a)(c)		137	123,961
Series 2022-2, Class A1, 4.26%, 02/25/67(a)(c)		221	207,997
Series 2022-3, Class A1, 4.13%, 02/25/67(a)(c)		325	305,645
			12,068,802
Security		Par (000)	Value
Commercial Mortgage-Backed Securities — 8.2%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 5.66%, 09/15/34(a)(b)	USD	600	$ 595,500
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 5.66%, 04/15/34(a)(b)		420	389,550
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class ASB, 2.58%, 05/15/53(a)		500	470,516
BANK5
Series 2024-5YR10, Class A3, 5.30%, 10/15/57		975	979,602
Series 2024-5YR11, Class A3, 5.89%, 11/15/57		195	200,608
Series 2024-5YR8, Class A3, 5.88%, 08/15/57		220	226,075
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52		241	232,691
BBCMS Mortgage Trust
Series 2024-5C29, Class A3, 5.21%, 09/15/57		640	642,146
Series 2024-5C31, Class A3, 5.61%, 12/15/57		390	397,901
Benchmark Mortgage Trust
Series 2022-B34, Class AM, 3.83%, 04/15/55(b)		265	231,739
Series 2024-V12, Class A3, 5.74%, 12/15/57		1,100	1,127,628
BFLD Trust
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.89%, 11/15/41(a)(b)		100	100,000
Series 2024-UNIV, Class B, (1-mo. CME Term SOFR + 1.84%), 6.24%, 11/15/41(a)(b)		70	70,000
Series 2024-WRHS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.89%, 08/15/26(a)(b)		284	284,269
BMO Mortgage Trust
Series 2024-5C6, Class A3, 5.32%, 09/15/57		330	330,982
Series 2024-5C8, Class A3, 5.63%, 12/15/57(b)		390	397,181
BX Commercial Mortgage Trust
Series 2022-LP2, Class A, (1-mo. CME Term SOFR + 1.01%), 5.41%, 02/15/39(a)(b)		207	207,000
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 6.16%, 12/09/40(a)(b)		349	350,804
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 6.09%, 08/15/39(a)(b)		450	453,098
Series 2024-AIRC, Class B, (1-mo. CME Term SOFR + 2.14%), 6.54%, 08/15/39(a)(b)		330	331,444
Series 2024-BRBK, Class A, (1-mo. CME Term SOFR + 2.88%), 7.26%, 10/15/41(a)(b)		201	202,348
Series 2024-GPA3, Class A, (1-mo. CME Term SOFR + 1.29%), 5.80%, 12/15/39(a)(b)		250	250,077
Series 2024-MF, Class B, (1-mo. CME Term SOFR + 1.69%), 6.09%, 02/15/39(a)(b)		124	124,351
BX Trust
Series 2022-IND, Class A, (1-mo. CME Term SOFR + 1.49%), 5.89%, 04/15/37(a)(b)		648	648,409
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 7.09%, 05/15/38(a)(b)		460	463,450
Series 2024-BIO, Class A, (1-mo. CME Term SOFR + 1.64%), 6.04%, 02/15/41(a)(b)		626	626,587
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 5.84%, 04/15/41(a)(b)		115	115,112
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 6.49%, 03/15/41(a)(b)		250	250,772
Series 2024-PAT, Class B, (1-mo. CME Term SOFR + 3.04%), 7.44%, 03/15/41(a)(b)		100	100,216
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 5.89%, 07/15/29(a)(b)		495	497,011
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-mo. CME Term SOFR + 1.89%), 6.37%, 07/15/41(a)(b)		260	260,975

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust
Series 2016-CD2, Class A4, 3.53%, 11/10/49(b)	USD	520	$ 498,466
Series 2017-CD5, Class A4, 3.43%, 08/15/50		525	504,884
Series 2017-CD5, Class AAB, 3.22%, 08/15/50		505	496,398
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A3, 3.22%, 11/10/49(b)		820	792,378
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4, 4.01%, 03/10/51		535	519,250
COAST Commercial Mortgage Trust, Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 6.99%, 08/15/36(a)(b)		300	299,998
Commercial Mortgage Trust
Series 2013-CR8, Class B, 3.52%, 06/10/46(a)(b)		55	54,601
Series 2015-CR24, Class B, 4.35%, 08/10/48(b)		500	488,329
Series 2015-CR25, Class A3, 3.51%, 08/10/48		666	663,341
Series 2015-CR25, Class A4, 3.76%, 08/10/48		1,400	1,388,748
Series 2015-LC23, Class A4, 3.77%, 10/10/48		550	544,634
CONE Trust, Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 6.04%, 08/15/41(a)(b)		190	190,950
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A4, 2.76%, 09/15/52		1,000	907,788
ELM Trust
Series 2024-ELM, Class A10, 5.80%, 06/10/39(a)(b)		730	737,050
Series 2024-ELM, Class A15, 5.80%, 06/10/39(a)(b)		730	737,050
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		645	644,922
FREMF Mortgage Trust, Series 2015-K45, Class B, 3.59%, 04/25/48(a)(b)		290	289,012
GS Mortgage Securities Trust
Series 2015-GC32, Class A4, 3.76%, 07/10/48		400	397,451
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 6.59%, 08/15/39(a)(b)		135	135,126
Series 2023-FUN, Class B, (1-mo. CME Term SOFR + 2.79%), 7.19%, 03/15/28(a)(b)		415	417,853
Series 2024-RVR, Class A, 5.20%, 08/10/41(a)(b)		120	118,694
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 6.64%, 10/15/39(a)(b)		500	501,406
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 6.14%, 11/15/41(a)(b)		160	159,950
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP6, Class A3, 3.11%, 07/15/50		414	399,037
Series 2019-BKWD, Class A, (1-mo. CME Term SOFR + 1.61%), 6.01%, 09/15/29(a)(b)		94	88,233
Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(b)		100	80,271
Series 2024-IGLG, Class A, 5.17%, 11/09/39(a)(b)		270	269,209
LBA Trust, Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 5.84%, 10/15/41(a)(b)		590	590,369
MCR Mortgage Trust, Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 6.19%, 12/15/41(a)(b)		100	100,500
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class ASB, 2.73%, 09/15/49		62	61,206
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		139	134,143
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, (1-mo. CME Term SOFR + 1.24%), 5.74%, 12/15/39(a)(b)		425	424,734
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B, 3.78%, 02/15/48		515	512,413
Series 2015-C27, Class A5, 3.45%, 02/15/48		552	550,468
Series 2015-P2, Class A3, 3.54%, 12/15/48		1,184	1,173,683
Series 2015-SG1, Class A4, 3.79%, 09/15/48		439	435,430
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-LC24, Class A3, 2.68%, 10/15/49	USD	809	$ 785,790
Series 2021-C60, Class ASB, 2.13%, 08/15/54		834	753,896
Series 2024-5C2, Class A3, 5.92%, 11/15/57(b)		90	92,724
			29,498,427
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.70%, 09/15/48(b)		4,115	8,707
Commercial Mortgage Trust
Series 2015-CR23, Class XA, 0.84%, 05/10/48(b)		1,367	1,011
Series 2015-LC21, Class XA, 0.60%, 07/10/48(b)		3,888	1,572
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.85%, 01/15/49(b)		584	8,023
			19,313
Total Non-Agency Mortgage-Backed Securities — 11.5% (Cost: $42,217,220)			41,586,542
U.S. Government Sponsored Agency Securities
Agency Obligations — 2.0%
Fannie Mae, 0.81%, 09/25/28		1,000	872,768
Federal Farm Credit Banks Funding Corp.
2.25%, 08/15/29		1,000	903,987
2.17%, 10/29/29		700	627,627
1.30%, 02/03/31		770	629,060
1.68%, 09/17/35		2,080	1,512,121
Federal Home Loan Banks
0.60%, 12/30/26		1,000	928,659
2.06%, 09/27/29		1,000	892,406
2.18%, 11/06/29		700	626,662
			6,993,290
Collateralized Mortgage Obligations — 3.9%
Fannie Mae
Series 2018-21, Class CA, 3.50%, 04/25/45		59	58,199
Series 2019-73, Class P, 3.00%, 03/25/48		411	393,744
Series 2020-79, Class JA, 1.50%, 11/25/50		407	362,584
Series 2022-65, Class FB, (SOFR (30-day) + 0.80%), 5.37%, 09/25/52(b)		3,208	3,085,017
Series 2024-91, Class FA, (SOFR (30-day) + 1.20%), 5.77%, 12/25/54(b)		1,352	1,356,976
Series 2024-94, Class FB, (SOFR (30-day) + 1.42%), 5.99%, 12/25/54(b)		309	311,411
Freddie Mac
Series 3959, Class MA, 4.50%, 11/15/41		36	35,895
Series 4274, Class PN, 3.50%, 10/15/35		46	44,462
Series 4390, Class CA, 3.50%, 06/15/50		22	22,045
Series 4459, Class BN, 3.00%, 08/15/43		239	216,042
Series 4482, Class DH, 3.00%, 06/15/42		3	3,200
Series 4494, Class KA, 3.75%, 10/15/42		41	40,501
Series 4752, Class PL, 3.00%, 09/15/46		276	263,104
Series 4777, Class CB, 3.50%, 10/15/45		189	186,687
Series 4941, Class MB, 3.00%, 07/25/49		244	214,379
Series 5000, Class MA, 2.00%, 06/25/44		196	180,317
Series 5006, Class KA, 2.00%, 06/25/45		568	512,343
Series 5105, Class LA, 1.50%, 04/15/44		984	951,795
Series 5249, Class HA, 4.00%, 09/25/49		2,251	2,189,685
Series 5478, Class FH, (SOFR (30-day) + 1.45%), 6.02%, 04/25/54(b)		1,107	1,115,597
Series 5480, Class FA, (SOFR (30-day) + 1.45%), 6.02%, 03/25/54(b)		1,064	1,072,680

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50%, 08/25/57(b)	USD	954	$ 909,948
Ginnie Mae
Series 2017-136, Class GB, 3.00%, 03/20/47		347	317,932
Series 2020-127, Class LP, 1.50%, 06/20/50		387	299,002
			14,143,545
Mortgage-Backed Securities — 6.4%
Fannie Mae Mortgage-Backed Securities
1.50%, 07/01/31		1,084	998,730
2.50%, 12/01/27 - 12/01/36		1,251	1,168,039
3.00%, 09/01/30 - 09/01/35		5,295	5,034,187
3.03%, 12/01/27		1,246	1,193,539
3.50%, 05/01/37		531	507,135
4.00%, 03/01/32 - 08/01/49		4,188	3,956,021
4.50%, 09/01/26 - 05/01/38		417	409,929
5.00%, 06/01/39		1,092	1,088,195
5.50%, 05/01/38		179	181,670
5.81%, 06/01/31		1,362	1,390,958
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.57%), 6.97%, 07/01/44(b)		90	92,490
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.59%), 4.49%, 06/01/45(b)		95	97,330
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.70%), 7.06%, 07/01/43(b)		134	137,738
Freddie Mac Mortgage-Backed Securities
2.50%, 11/01/27 - 03/01/37		465	429,353
3.00%, 12/01/31 - 02/01/36		739	698,360
3.50%, 04/01/32 - 11/01/38		727	705,849
4.00%, 09/01/33 - 06/01/37		1,107	1,069,032
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.62%), 3.34%, 05/01/45(b)		304	308,373
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.62%), 6.27%, 03/01/45(b)		105	107,731
Uniform Mortgage-Backed Securities, 4.00%, 01/01/55(g)		3,950	3,611,794
			23,186,453
Total U.S. Government Sponsored Agency Securities — 12.3% (Cost: $45,566,704)			44,323,288
U.S. Treasury Obligations
U.S. Treasury Notes
0.38%, 01/31/26		6,600	6,332,772
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
1.63%, 02/15/26	USD	13,000	$ 12,628,551
4.63%, 02/28/26		5,109	5,129,272
3.75%, 08/15/27		6,350	6,269,324
3.38%, 09/15/27		5,540	5,413,797
3.88%, 10/15/27		27,555	27,265,388
4.13%, 11/15/27		1,300	1,294,264
4.00%, 12/15/27		4,800	4,763,085
Total U.S. Treasury Obligations — 19.2% (Cost: $69,380,239)			69,096,453
Total Long-Term Investments — 99.7% (Cost: $360,949,087)			358,771,656
	Shares
Short-Term Securities
Money Market Funds — 0.0%
Dreyfus Treasury Securities Cash Management, Institutional Class, 4.33%(h)	53,066	53,066
Total Short-Term Securities — 0.0% (Cost: $53,066)		53,066
Total Investments — 99.7% (Cost: $361,002,153)		358,824,722
Other Assets Less Liabilities — 0.3%		1,248,312
Net Assets — 100.0%		$ 360,073,034
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Zero-coupon bond.
(f)	Rounds to less than 1,000.
(g)	Represents or includes a TBA transaction.
(h)	Annualized 7-day yield as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series S Portfolio
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	1	03/06/25	$ 138	$ (3,574)
Euro-Schatz	13	03/06/25	1,441	(6,138)
U.S. Treasury Notes (2 Year)	636	03/31/25	130,768	(42,972)
				(52,684)
Short Contracts
Euro-Bobl	23	03/06/25	2,808	35,956
U.S. Treasury Bonds (30 Year)	30	03/20/25	3,415	80,067
U.S. Treasury Notes (10 Year)	9	03/20/25	979	10,675
U.S. Ultra Treasury Bonds	2	03/20/25	238	6,742
U.S. Ultra Treasury Notes (10 Year)	22	03/20/25	2,449	14,789
U.S. Treasury Notes (5 Year)	519	03/31/25	55,172	444,704
				592,933
				$ 540,249
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	69,106	CAD	98,000	NatWest Markets PLC	03/19/25	$ 730
USD	53,110	EUR	50,342	Standard Chartered Bank	03/19/25	782
USD	368,524	EUR	349,318	Toronto-Dominion Bank	03/19/25	5,424
USD	5,101,245	EUR	4,839,340	UBS AG	03/19/25	70,965
						$77,901
EUR	210,154	USD	219,271	JPMorgan Chase Bank N.A.	03/19/25	(825)
						$ 77,076

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.43.V1	1.00%	Quarterly	12/20/29	USD	13,895	$ (314,778)	$ (306,737)	$ (8,041)
Centrally Cleared Interest Rate Swaps
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3.78%	Annual	1-day SOFR, 4.49%	Annual	03/03/25(a)	05/31/29	USD	2,352	$ 22,297	$ (460)	$ 22,757
3.76%	Annual	1-day SOFR, 4.49%	Annual	03/03/25(a)	08/15/34	USD	3,596	84,450	797	83,653
								$ 106,747	$ 337	$ 106,410
(a)	Forward Swap.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series S Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 93,447,016	$ —	$ 93,447,016
Corporate Bonds	—	109,364,748	—	109,364,748
Foreign Government Obligations	—	953,609	—	953,609
Non-Agency Mortgage-Backed Securities	—	41,586,542	—	41,586,542
U.S. Government Sponsored Agency Securities	—	44,323,288	—	44,323,288
U.S. Treasury Obligations	—	69,096,453	—	69,096,453
Short-Term Securities
Money Market Funds	53,066	—	—	53,066
	$ 53,066	$ 358,771,656	$ —	$ 358,824,722
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$ —	$ 77,901	$ —	$ 77,901
Interest Rate Contracts	592,933	106,410	—	699,343
Liabilities
Credit Contracts	—	(8,041)	—	(8,041)
Foreign Currency Exchange Contracts	—	(825)	—	(825)
Interest Rate Contracts	(52,684)	—	—	(52,684)
	$ 540,249	$ 175,445	$ —	$ 715,694
(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series S Portfolio
Portfolio Abbreviation
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
ESTR	Euro Short-Term Rate
EURIBOR	Euro Interbank Offered Rate
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate